EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	56,129
Weighted average remaining contractual life, Outstanding	4 years 18 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable	56,129
Weighted average remaining contractual life, Exercisable	4 years 18 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	36,129
Weighted average remaining contractual life, Outstanding	4 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable	36,129
Weighted average remaining contractual life, Exercisable	4 years 7 months 13 days
Weighted average exercise price, Exercisable	$ 4.81
$7.25-11.47 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.25
Range of exercise price, upper limit	$ 11.47
Number of options, Outstanding	3,407,560
Weighted average remaining contractual life, Outstanding	5 years 4 months 17 days
Weighted average exercise price, Outstanding	$ 9.90
Number of options, Exercisable	1,614,086
Weighted average remaining contractual life, Exercisable	4 years 4 months 13 days
Weighted average exercise price, Exercisable	$ 9.78
$12.09-15.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 12.09
Range of exercise price, upper limit	$ 15.51
Number of options, Outstanding	555,618
Weighted average remaining contractual life, Outstanding	4 years 7 months 28 days
Weighted average exercise price, Outstanding	$ 12.94
Number of options, Exercisable	253,743
Weighted average remaining contractual life, Exercisable	2 years 11 months 5 days
Weighted average exercise price, Exercisable	$ 13.70
$16.05-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.05
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	229,961
Weighted average remaining contractual life, Outstanding	1 year 4 months 20 days
Weighted average exercise price, Outstanding	$ 40.25
Number of options, Exercisable	229,961
Weighted average remaining contractual life, Exercisable	1 year 4 months 20 days
Weighted average exercise price, Exercisable	$ 40.25
$1.41-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 1.41
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	4,285,397
Weighted average remaining contractual life, Outstanding	5 years 18 days
Weighted average exercise price, Outstanding	$ 11.77
Number of options, Exercisable	2,190,048
Weighted average remaining contractual life, Exercisable	3 years 10 months 20 days
Weighted average exercise price, Exercisable	$ 13.14